Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Activity on Borrower Relationships with Aggregate Debt	A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2022	$17,848
New loans	35
Repayments	(1,388)
Other changes	201
Total loans at December 31, 2022	$16,696